Notes Payable	6 Months Ended
Jun. 30, 2026
Notes Payable [Abstract]
NOTES PAYABLE
7.	NOTES PAYABLE

	As of June 30, 2026	As of December 31, 2025
Commercial acceptance notes payable guaranteed by China Postal Savings Bank Fuzhou Branch	$5,139	$6,403
Letters of Credit issued by Industrial Bank Fuzhou Branch (a)	2,936	2,845
Total	$8,075	$9,248

(a)	On September 16, 2025, Industrial Bank Fuzhou Branch issued letter of credits approximately $2.9 million (RMB20.0 million) to the Company with due date of September 16, 2026. The letter of credit was drawn down from Industrial Bank Fuzhou Branch’s credit line.

The movement of notes payable is as follows:

	For the Six Months Ended June 30,
	2026	2025
Beginning balance	$9,248	$14,907
Additions	2,901	4,190
Repayments	(4,352)	(6,974)
Exchange rate effect	278	53
Total	$8,075	$12,176